Risk management and financial instruments - Fair Value of Financial Instruments Table (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 831	$ 744
Restricted cash	449	318
Current portion of floating rate debt	1,928	1,315
Long-term portion of floating rate debt	7,713	8,793
Current portion of fixed rate CIRR loans	39	47
Long term portion of fixed rate CIRR loans	84	150
Fixed interest convertible bonds	0	704
Fixed interest bonds - short term	323	0
Fixed interest bonds - long term	2,015	1,837
Floating interest bonds - short term	0	204
Floating interest bonds - long term	483	541
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	831	744
Restricted cash	449	318
Current portion of floating rate debt	1,928	1,315
Long-term portion of floating rate debt	7,713	8,793
Current portion of fixed rate CIRR loans	39	47
Long term portion of fixed rate CIRR loans	84	150
Fixed interest convertible bonds	0	577
Fixed interest bonds - short term	342	0
Fixed interest bonds - long term	1,892	1,842
Floating interest bonds - short term	0	204
Floating interest bonds - long term	$ 622	$ 538